Recent Accounting Pronouncements and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company has reviewed all recently issued accounting pronouncements and concluded that they were either not applicable or not expected to have a material impact on its consolidated financial statements.

Recent Accounting Pronouncements

In December 2019, the FASB issued Accounting Standards Update, Simplifying the Accounting for Income Taxes which amends ASC 740 Income Taxes (“ASC 740”). This update is intended to simplify accounting for income taxes by removing certain exceptions to the general principles in ASC 740 and amending existing guidance to improve consistent application of ASC 740. This update is effective for fiscal years beginning after December 15, 2021.  The guidance in this update has various elements, some of which are applied on a prospective basis and others on a retrospective basis with earlier application permitted.  The Company does not expect this update to have a material impact on its consolidated financial statements.

In August 2020, the FASB issued Accounting Standards Update 2020-06 (ASU 2020-06). ASU 2020-06 eliminates the beneficial conversion feature and cash conversion models in Accounting Standards Codification 470-20 that require separate accounting for embedded conversion features in convertible instruments. The new guidance also eliminates some of the conditions that must be met for equity classification under ASC 815-40-25. The standard is effective for smaller reporting companies for annual periods beginning after December 15, 2023. Early adoption is permitted. The Company has chosen to early adopt this standard for the period ended December 31, 2022.

The Company has reviewed all recently issued accounting pronouncements and concluded that they were either not applicable or not expected to have a material impact on its consolidated financial statements.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Due to uncertainties, actual results could differ from the estimates and assumptions used in preparation of the condensed consolidated financial statements.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Due to uncertainties, actual results could differ from the estimates and assumptions used in preparation of the consolidated financial statements.

Stock-based Compensation

Stock-based Compensation

Stock Options

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation-Stock Compensation (“ASC 718”). Under the fair value recognition provisions of this topic, stock-based compensation cost for stock options is measured at the grant date based on the fair value of the award and is recognized as an expense over the requisite service period, which is the vesting period, less actual forfeitures.

Compensation expense for stock option awards was determined by applying the Black-Scholes option-pricing model on the appraised value of the underlying share price for each stock on the grant date. Calculating the fair value of stock option awards requires the input of subjective assumptions such as the expected average life of the award (in years), the expected rate of volatility, the risk free interest rate and the expected dividend yield. Other reasonable assumptions could provide differing results.

Restricted Stock Units

The Company accounts for stock-based compensation related to the granting of Restricted Stock Units (“RSUs”) in accordance with ASC 718. Under the fair value recognition provisions of this topic, stock-based compensation cost for RSUs classified as equity awards is measured at the grant date based on the fair value of the award and is recognized as compensation expense over the requisite service period, which is generally the vesting period. The Company has accounted for certain time-based RSUs as liability classified awards; the awards are granted at a fixed dollar amount settled in a variable number of shares, as such, the fair value approximates the fixed dollar amount at inception. As such, RSUs classified as liability awards will be measured at fair value at the grant date and remeasured at the end of each reporting period until fully vested.

Equity classified and liability classified RSUs vest over various periods, ranging from vesting immediately to vesting in increments over a period of three years. Forfeitures are accounted for as they occur in accordance with ASC 718-10-35-3.

Compensation cost for time-based RSUs is recognized on a straight-line basis over the requisite service period, which is the vesting period. In accordance with ASC 718-10-35-8, the amount of compensation cost recognized will at least equal the portion of the grant-date value of the award that is vested at that date.

Stock Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation-Stock Compensation. Under the fair value recognition provisions of this topic, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense over the requisite service period, which is the vesting period. Forfeitures are accounted for as they occur in accordance with ASC 718-10-35-3.

The Company uses the Black-Scholes option-pricing method for valuing stock option awards. Calculating the fair value of stock option awards requires the input of subjective assumptions. Other reasonable assumptions could have a material impact on the Company’s stock-based compensation expense and therefore, its operational results.